Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 435
Addition	(10)	$ (267)	$ (137)
Amortization and usage	(47)	(36)	(12)
Impairment charges (Note 4)	(85)	(244)
Balance at end of year	44	435
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	435	459	1,020
Addition	205	968	486
Amortization and usage	(511)	(747)	(1,040)
Exchange difference		(1)	(7)
Impairment charges (Note 4)	(85)	(244)
Balance at end of year	$ 44	$ 435	$ 459